PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                        STRONG CONSERVATIVE EQUITY FUNDS
                                 ADVISOR CLASS

                           STRONG BLUE CHIP 100 FUND
                         STRONG GROWTH AND INCOME FUND


              Supplement to the Prospectus dated February 29, 2000

Effective immediately, the Funds no longer intend to charge a front-end sales load. Any information describing the front-end sales load in the prospectus is deleted.


            The date of this Prospectus Supplement is May 19, 2000.



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